DBX ETF Trust | 1
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.9%
Basic Materials — 5.2%
Chemicals — 2.8%
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
162,000 150,900
Celanese US Holdings LLC
1.40%, 8/5/26
90,000 86,306
6.415%, 7/15/27
348,000 357,022
6.85%, 11/15/28
230,000 238,301
6.58%, 7/15/29 (a)
168,000 172,676
6.50%, 4/15/30
170,000 171,454
Chemours Co.
5.375%, 5/15/27
106,000 103,848
144A,5.75%, 11/15/28
192,000 172,109
144A,4.625%, 11/15/29
138,000 113,036
Consolidated Energy Finance
SA,144A,5.625%, 10/15/28
122,000 99,106
INEOS Finance PLC
144A,6.75%, 5/15/28
99,000 97,031
144A,7.50%, 4/15/29
168,000 165,260
Methanex Corp.
5.125%, 10/15/27
162,000 160,724
5.25%, 12/15/29 (a)
163,000 158,210
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
242,000 241,769
144A,8.50%, 11/15/28
91,000 95,968
144A,4.25%, 5/15/29
130,000 124,411
144A,9.00%, 2/15/30
150,000 161,681
OCP SA,144A,6.10%, 4/30/30
177,000 177,352
Olin Corp.
5.625%, 8/1/29
185,000 181,214
5.00%, 2/1/30 (a)
115,000 108,942
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28
285,000 276,872
144A,6.625%, 5/1/29
162,000 159,079
Tronox, Inc.,144A,4.625%,
3/15/29 (a)
255,000 213,461
WR Grace Holdings LLC
144A,4.875%, 6/15/27
173,000 170,787
144A,5.625%, 8/15/29
272,000 239,910
(Cost $4,425,051)
4,397,429
Forest Products & Paper
— 0.3%
Domtar Corp.,144A,6.75%,
10/1/28
154,000 135,443
Glatfelter Corp.,144A,4.75%,
11/15/29
120,000 101,839
Mercer International, Inc.
144A,12.875%, 10/1/28
96,000 95,600
5.125%, 2/1/29
195,000 155,207
(Cost $528,432)
488,089
Principal
Amount $ Value $
Iron/Steel — 1.0%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27 (a)
118,000 116,294
144A,6.875%, 11/1/29
209,000 194,495
144A,6.75%, 4/15/30
180,000 161,815
Metinvest BV
144A,8.50%, 4/23/26
105,000 95,346
144A,7.75%, 10/17/29
113,000 89,740
Mineral Resources Ltd.
144A,8.125%, 5/1/27
153,000 153,253
144A,8.00%, 11/1/27
143,000 142,993
144A,9.25%, 10/1/28
265,000 270,709
144A,8.50%, 5/1/30
155,000 153,668
United States Steel
Corp.,6.875%, 3/1/29
112,000 113,074
(Cost $1,527,075)
1,491,387
Mining — 1.1%
Alcoa Nederland Holding
BV,144A,4.125%, 3/31/29
125,000 117,678
Alumina Pty Ltd.,144A,6.125%,
3/15/30
110,000 110,245
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27
180,000 178,890
144A,9.375%, 3/1/29
386,000 406,347
FMG Resources August 2006
Pty Ltd.
144A,4.50%, 9/15/27
163,000 159,827
144A,5.875%, 4/15/30
150,000 150,001
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26
127,000 125,966
144A,6.125%, 4/1/29
120,000 120,394
Kaiser Aluminum
Corp.,144A,4.625%, 3/1/28
134,000 130,334
Vedanta Resources Finance II
PLC,144A,10.875%, 9/17/29
278,000 275,136
(Cost $1,767,956)
1,774,818
Communications — 19.2%
Advertising — 1.6%
Clear Channel Outdoor
Holdings, Inc.
144A,5.125%, 8/15/27
292,000 285,841
144A,7.75%, 4/15/28 (a)
224,000 204,879
144A,9.00%, 9/15/28
168,000 176,080
144A,7.50%, 6/1/29 (a)
264,000 233,639
144A,7.875%, 4/1/30
197,000 199,753
Lamar Media Corp.
3.75%, 2/15/28
145,000 140,384
4.00%, 2/15/30
125,000 117,921
Neptune Bidco US,
Inc.,144A,9.29%, 4/15/29
611,000 579,369
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
165,000 162,974

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,4.25%, 1/15/29
122,000 115,480
144A,4.625%, 3/15/30 (a)
116,000 108,931
Stagwell Global
LLC,144A,5.625%, 8/15/29
255,000 239,975
(Cost $2,518,772)
2,565,226
Internet — 1.8%
Arches Buyer, Inc.
144A,4.25%, 6/1/28
222,000 209,276
144A,6.125%, 12/1/28
106,000 97,002
Cogent Communications Group
LLC
144A,3.50%, 5/1/26
165,000 163,745
144A,7.00%, 6/15/27 (a)
110,000 110,672
Gen Digital, Inc.,144A,6.75%,
9/30/27
206,000 209,703
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
137,000 136,275
144A,3.50%, 3/1/29
192,000 179,405
ION Trading Technologies SARL
144A,5.75%, 5/15/28
95,000 91,981
144A,9.50%, 5/30/29
180,000 186,490
Match Group Holdings II LLC
144A,5.00%, 12/15/27
103,000 102,128
144A,4.625%, 6/1/28
129,000 125,110
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
126,000 93,112
Rakuten Group, Inc.
144A,11.25%, 2/15/27
422,000 455,854
144A,9.75%, 4/15/29
463,000 496,633
Wayfair LLC,144A,7.25%,
10/31/29
196,000 191,381
(Cost $2,829,793)
2,848,767
Media — 9.6%
AMC Networks, Inc.
144A,10.25%, 1/15/29
197,000 209,018
4.25%, 2/15/29
225,000 172,348
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.50%, 5/1/26
202,000 201,625
144A,5.125%, 5/1/27
741,000 733,819
144A,5.00%, 2/1/28
590,000 579,056
144A,5.375%, 6/1/29
343,000 338,476
144A,6.375%, 9/1/29
348,000 352,937
144A,4.75%, 3/1/30
733,000 700,194
CSC Holdings LLC
144A,5.50%, 4/15/27
299,000 283,440
144A,5.375%, 2/1/28
224,000 204,492
144A,7.50%, 4/1/28
250,000 192,813
144A,11.25%, 5/15/28 (a)
227,000 224,808
144A,11.75%, 1/31/29
476,000 446,522
144A,6.50%, 2/1/29
409,000 326,697
144A,5.75%, 1/15/30
536,000 271,020
Principal
Amount $ Value $
Directv Financing
LLC,144A,8.875%, 2/1/30
164,000 161,705
Directv Financing LLC / Directv
Financing Co.-Obligor,
Inc.,144A,5.875%, 8/15/27
830,000 817,574
DISH DBS Corp.
7.75%, 7/1/26
457,000 393,298
144A,5.25%, 12/1/26
649,000 600,300
7.375%, 7/1/28
231,000 158,863
144A,5.75%, 12/1/28
598,000 507,195
5.125%, 6/1/29
355,000 233,707
DISH Network
Corp.,144A,11.75%, 11/15/27
842,000 869,265
Gray Media, Inc.
144A,7.00%, 5/15/27
114,000 113,306
144A,10.50%, 7/15/29 (a)
309,000 328,886
iHeartCommunications, Inc.
144A,9.125%, 5/1/29 (a)
174,000 144,635
144A,10.875%, 5/1/30
153,000 75,210
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27
276,000 200,219
144A,5.125%, 7/15/29 (a)
184,000 118,910
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
172,000 170,019
144A,8.00%, 8/1/29
175,000 175,584
Nexstar Media, Inc.
144A,5.625%, 7/15/27
447,000 445,492
144A,4.75%, 11/1/28 (a)
222,000 213,733
Radiate Holdco LLC / Radiate
Finance, Inc.
144A,4.50%, 9/15/26
211,000 181,144
144A,6.50%, 9/15/28
235,000 154,573
Sinclair Television Group,
Inc.,144A,5.50%, 3/1/30
106,000 89,570
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26
237,000 231,702
144A,5.00%, 8/1/27
343,000 339,665
144A,4.00%, 7/15/28
462,000 438,761
144A,5.50%, 7/1/29 (a)
290,000 285,438
TEGNA, Inc.
144A,4.75%, 3/15/26
125,000 124,319
4.625%, 3/15/28
230,000 223,834
5.00%, 9/15/29
245,000 233,576
Univision Communications, Inc.
144A,6.625%, 6/1/27
411,000 411,264
144A,8.00%, 8/15/28
332,000 332,511
144A,4.50%, 5/1/29
246,000 218,598
Virgin Media Secured Finance
PLC,144A,5.50%, 5/15/29
331,000 322,218
VTR Finance NV,144A,6.375%,
7/15/28
112,000 106,535
Ziggo Bond Co. BV,144A,5.125%,
2/28/30
115,000 97,612

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Ziggo BV,144A,4.875%, 1/15/30
237,000 216,566
(Cost $14,999,324)
14,973,052
Telecommunications — 6.2%
Altice Financing SA
144A,5.00%, 1/15/28
274,000 214,792
144A,5.75%, 8/15/29
486,000 371,872
Altice France SA
144A,8.125%, 2/1/27
419,000 384,906
144A,5.50%, 1/15/28
254,000 218,875
144A,5.125%, 1/15/29
110,000 92,441
144A,5.125%, 7/15/29
592,000 500,085
144A,5.50%, 10/15/29
467,000 397,137
CommScope LLC
144A,8.25%, 3/1/27 (a)
198,000 197,655
144A,7.125%, 7/1/28
149,000 143,414
144A,4.75%, 9/1/29
221,000 211,891
CommScope Technologies
LLC,144A,5.00%, 3/15/27
183,000 177,001
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
478,000 456,184
Consolidated Communications,
Inc.
144A,5.00%, 10/1/28
95,000 96,036
144A,6.50%, 10/1/28
171,000 174,902
EchoStar Corp.,10.75%, 11/30/29
1,277,000 1,284,119
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
269,000 269,869
144A,5.00%, 5/1/28
362,000 361,488
144A,6.75%, 5/1/29
232,000 235,370
5.875%, 11/1/29 (a)
175,000 176,976
144A,6.00%, 1/15/30
232,000 235,249
Hughes Satellite Systems Corp.
5.25%, 8/1/26 (a)
170,000 153,402
6.625%, 8/1/26 (a)
181,000 127,018
Iliad Holding SASU,144A,7.00%,
10/15/28
224,000 227,752
Intelsat Jackson Holdings
SA,144A,6.50%, 3/15/30
707,000 697,023
Level 3 Financing, Inc.
144A,10.50%, 4/15/29
158,000 178,145
144A,4.875%, 6/15/29
156,000 142,464
144A,11.00%, 11/15/29
367,000 416,789
144A,4.50%, 4/1/30
180,000 159,205
144A,10.50%, 5/15/30
121,000 132,646
Lumen Technologies,
Inc.,144A,4.125%, 4/15/30
140,000 136,675
Millicom International Cellular
SA
144A,5.125%, 1/15/28
82,800 81,388
144A,6.25%, 3/25/29
136,800 136,511
Principal
Amount $ Value $
Viasat, Inc.
144A,5.625%, 4/15/27
132,000 130,094
144A,6.50%, 7/15/28 (a)
90,000 82,837
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27 (a)
335,000 315,430
144A,6.125%, 3/1/28 (a)
257,000 221,854
Zegona Finance
PLC,144A,8.625%, 7/15/29
209,000 223,369
(Cost $9,513,749)
9,762,864
Consumer, Cyclical — 17.9%
Airlines — 0.5%
Air Canada,144A,3.875%,
8/15/26
283,000 279,607
American Airlines, Inc.
144A,7.25%, 2/15/28 (a)
184,000 185,975
144A,8.50%, 5/15/29 (a)
235,000 243,634
(Cost $707,566)
709,216
Apparel — 0.1%
VF Corp.
2.80%, 4/23/27
102,000 95,983
2.95%, 4/23/30
168,000 140,387
(Cost $236,874)
236,370
Auto Manufacturers — 1.4%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
113,000 111,178
144A,5.875%, 6/1/29
123,000 123,575
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
242,000 227,045
Nissan Motor Acceptance Co.
LLC
144A,2.00%, 3/9/26
214,000 207,184
144A,1.85%, 9/16/26
234,000 222,872
144A,5.30%, 9/13/27
93,000 91,255
144A,2.75%, 3/9/28
140,000 128,276
144A,7.05%, 9/15/28
164,000 166,677
Nissan Motor Co. Ltd.
144A,3.522%, 9/17/25
355,000 352,116
144A,4.345%, 9/17/27
575,000 555,288
(Cost $2,217,852)
2,185,466
Auto Parts & Equipment
— 1.9%
Adient Global Holdings
Ltd.,144A,7.00%, 4/15/28
128,000 130,902
American Axle & Manufacturing,
Inc.
6.50%, 4/1/27
118,000 117,535
6.875%, 7/1/28 (a)
91,000 90,306
5.00%, 10/1/29
147,000 133,776
Clarios Global LP / Clarios US
Finance Co.
144A,8.50%, 5/15/27
321,000 322,988
144A,6.75%, 5/15/28
190,000 193,725

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,6.75%, 2/15/30
162,000 165,119
Dana, Inc.
5.375%, 11/15/27
124,000 123,683
5.625%, 6/15/28
103,000 102,593
Dornoch Debt Merger Sub,
Inc.,144A,6.625%, 10/15/29
148,000 113,934
Goodyear Tire & Rubber Co.
5.00%, 5/31/26
206,000 206,258
4.875%, 3/15/27
154,000 151,979
5.00%, 7/15/29 (a)
212,000 203,247
Tenneco, Inc.,144A,8.00%,
11/17/28 (a)
435,000 428,649
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
140,000 138,870
144A,7.125%, 4/14/30
130,000 125,454
144A,6.75%, 4/23/30
194,000 184,433
(Cost $2,884,227)
2,933,451
Distribution/Wholesale — 0.4%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
162,000 156,509
144A,3.875%, 11/15/29
86,000 80,179
H&E Equipment Services,
Inc.,144A,3.875%, 12/15/28
283,000 285,349
RB Global Holdings,
Inc.,144A,6.75%, 3/15/28
128,000 130,887
(Cost $629,265)
652,924
Entertainment — 2.8%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
150,000 155,749
AMC Entertainment Holdings,
Inc.,144A,7.50%, 2/15/29
222,000 173,696
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29
298,000 278,523
144A,7.00%, 2/15/30
464,000 476,414
Churchill Downs, Inc.
144A,5.50%, 4/1/27
137,000 136,610
144A,4.75%, 1/15/28
160,000 156,494
144A,5.75%, 4/1/30
288,000 284,153
Cinemark USA, Inc.,144A,5.25%,
7/15/28
181,000 178,693
International Game Technology
PLC
144A,4.125%, 4/15/26
174,000 172,820
144A,6.25%, 1/15/27
174,000 175,984
144A,5.25%, 1/15/29
178,000 175,216
Light & Wonder International,
Inc.
144A,7.00%, 5/15/28
176,000 176,278
144A,7.25%, 11/15/29
109,000 112,212
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
259,000 262,263
144A,4.75%, 10/15/27
221,000 217,695
Principal
Amount $ Value $
144A,3.75%, 1/15/28
127,000 122,249
Mohegan Tribal Gaming
Authority / MS Digital
Entertainment Holdings
LLC,144A,8.25%, 4/15/30
168,000 171,086
Motion Bondco
DAC,144A,6.625%, 11/15/27
101,000 95,533
Penn Entertainment, Inc.
144A,5.625%, 1/15/27
93,000 91,876
144A,4.125%, 7/1/29
93,000 83,159
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.,144A,5.625%,
9/1/29
181,000 120,139
Six Flags Entertainment
Corp.,144A,5.50%, 4/15/27
100,000 100,071
Six Flags Entertainment Corp. /
Canada's Wonderland Co. /
Magnum Management Corp.
5.375%, 4/15/27
116,000 116,030
5.25%, 7/15/29
125,000 121,446
Wynn Resorts Finance LLC
/ Wynn Resorts Capital
Corp.,144A,5.125%, 10/1/29 (a)
165,000 161,014
(Cost $4,307,906)
4,315,403
Food Service — 0.3%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
272,000 269,381
TKC Holdings, Inc.
144A,6.875%, 5/15/28
101,000 100,572
144A,10.50%, 5/15/29
167,000 171,890
(Cost $528,709)
541,843
Home Builders — 0.7%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,4.625%, 4/1/30
89,000 83,514
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
142,000 139,910
144A,4.875%, 2/15/30
117,000 101,913
Century Communities, Inc.
6.75%, 6/1/27
113,000 113,078
144A,3.875%, 8/15/29
115,000 104,346
LGI Homes, Inc.,144A,8.75%,
12/15/28
100,000 102,977
Mattamy Group Corp.
144A,5.25%, 12/15/27
130,000 129,375
144A,4.625%, 3/1/30
128,000 120,591
Taylor Morrison Communities,
Inc.
144A,5.875%, 6/15/27
127,000 128,105
144A,5.75%, 1/15/28
115,000 115,752
(Cost $1,132,449)
1,139,561

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Home Furnishings — 0.2%
Somnigroup International,
Inc.,144A,4.00%, 4/15/29
180,000 169,719
Whirlpool Corp.,4.75%, 2/26/29
170,000 164,961
(Cost $330,533)
334,680
Housewares — 0.8%
Cd&r Smokey Buyer, Inc. / Radio
Systems Corp.,144A,9.50%,
10/15/29
181,000 150,456
Newell Brands, Inc.
5.70%, 4/1/26
230,000 231,768
6.375%, 9/15/27
120,000 120,617
144A,8.50%, 6/1/28
299,000 310,078
6.625%, 9/15/29
111,000 107,511
6.375%, 5/15/30
180,000 169,550
Scotts Miracle-Gro Co.,4.50%,
10/15/29
100,000 95,200
(Cost $1,213,871)
1,185,180
Leisure Time — 1.4%
Carnival Corp.
144A,5.75%, 3/1/27
641,000 643,004
144A,6.00%, 5/1/29
447,000 448,457
144A,5.75%, 3/15/30
239,000 239,708
NCL Corp. Ltd.
144A,5.875%, 2/15/27
232,000 232,199
144A,8.125%, 1/15/29
180,000 189,635
144A,7.75%, 2/15/29
146,000 153,597
Sabre GLBL, Inc.
144A,8.625%, 6/1/27
147,000 151,341
144A,10.75%, 11/15/29
192,000 196,560
(Cost $2,220,131)
2,254,501
Lodging — 2.5%
Boyd Gaming Corp.,4.75%,
12/1/27
229,000 226,067
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
146,000 146,605
144A,5.875%, 4/1/29
138,000 139,446
144A,3.75%, 5/1/29
197,000 186,253
4.875%, 1/15/30
207,000 203,025
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.,144A,5.00%,
6/1/29
195,000 183,104
Marriott Ownership Resorts,
Inc.,144A,4.50%, 6/15/29
116,000 108,987
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25
248,000 247,785
144A,5.25%, 4/26/26
95,000 94,303
144A,5.625%, 7/17/27
162,000 158,440
144A,5.75%, 7/21/28
238,000 228,625
144A,5.375%, 12/4/29
263,000 242,193
Principal
Amount $ Value $
MGM Resorts International
4.625%, 9/1/26
113,000 112,596
5.50%, 4/15/27
135,000 135,565
4.75%, 10/15/28
179,000 175,195
6.125%, 9/15/29
209,000 210,127
Station Casinos LLC,144A,4.50%,
2/15/28
194,000 188,273
Studio City Finance Ltd.
144A,6.50%, 1/15/28
115,000 112,644
144A,5.00%, 1/15/29
235,000 212,511
Travel + Leisure Co.
144A,6.625%, 7/31/26
145,000 146,587
6.00%, 4/1/27
111,000 111,868
144A,4.50%, 12/1/29
149,000 141,691
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
210,000 209,183
(Cost $3,872,988)
3,921,073
Retail — 4.9%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
337,000 326,519
144A,4.375%, 1/15/28
175,000 170,719
144A,3.50%, 2/15/29
175,000 165,222
144A,6.125%, 6/15/29
318,000 324,608
144A,5.625%, 9/15/29
114,000 114,800
Advance Auto Parts, Inc.,3.90%,
4/15/30 (a)
122,000 112,979
Asbury Automotive Group, Inc.
4.50%, 3/1/28
97,000 94,574
144A,4.625%, 11/15/29
191,000 181,738
4.75%, 3/1/30
106,000 100,771
Bath & Body Works, Inc.
5.25%, 2/1/28
99,000 99,042
7.50%, 6/15/29
112,000 115,219
eG Global Finance
PLC,144A,12.00%, 11/30/28
251,000 277,136
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.375%, 4/1/26
163,000 160,686
144A,5.875%, 4/1/29
192,000 173,989
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
218,000 204,606
144A,6.75%, 1/15/30
292,000 265,418
FirstCash, Inc.
144A,4.625%, 9/1/28
114,000 111,149
144A,5.625%, 1/1/30
140,000 139,134
Gap, Inc.,144A,3.625%, 10/1/29
184,000 168,249
Global Auto Holdings Ltd. /
AAG FH UK Ltd.,144A,8.375%,
1/15/29
123,000 103,263

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
181,000 173,597
144A,6.375%, 1/15/30
123,000 125,493
LCM Investments Holdings II
LLC,144A,4.875%, 5/1/29
233,000 224,640
Lithia Motors, Inc.
144A,4.625%, 12/15/27
91,000 89,830
144A,3.875%, 6/1/29
176,000 165,897
Macy's Retail Holdings
LLC,144A,5.875%, 3/15/30
102,000 97,481
Michaels Cos., Inc.
144A,5.25%, 5/1/28
202,000 138,712
144A,7.875%, 5/1/29
250,000 121,875
Murphy Oil USA, Inc.,4.75%,
9/15/29
124,000 120,189
Nordstrom, Inc.,4.375%, 4/1/30
112,000 102,171
Penske Automotive Group, Inc.
3.50%, 9/1/25
80,000 79,888
3.75%, 6/15/29
117,000 109,772
PetSmart, Inc. / PetSmart
Finance Corp.
144A,4.75%, 2/15/28
315,000 304,350
144A,7.75%, 2/15/29
252,000 245,616
QVC, Inc.,144A,6.875%, 4/15/29
(a)
139,000 62,550
Saks Global Enterprises
LLC,144A,11.00%, 12/15/29 (a)
521,000 235,752
Sonic Automotive,
Inc.,144A,4.625%, 11/15/29
142,000 135,767
Staples, Inc.
144A,10.75%, 9/1/29
564,000 513,399
144A,12.75%, 1/15/30
208,000 134,932
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29 (a)
104,000 106,316
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26
375,000 366,946
8.125%, 8/15/29 (a)
176,000 184,540
3.20%, 4/15/30
105,000 100,060
White Cap Buyer
LLC,144A,6.875%, 10/15/28
149,000 146,188
Yum! Brands, Inc.,144A,4.75%,
1/15/30
187,000 183,056
(Cost $8,078,264)
7,678,838
Consumer, Non-cyclical
— 16.2%
Agriculture — 0.1%
Darling Ingredients,
Inc.,144A,5.25%, 4/15/27
(Cost $147,391)
149,000 148,064
Principal
Amount $ Value $
Beverages — 0.2%
Primo Water Holdings, Inc. /
Triton Water Holdings, Inc.
144A,6.25%, 4/1/29
163,000 163,388
144A,4.375%, 4/30/29
175,000 168,135
(Cost $326,211)
331,523
Commercial Services — 4.7%
ADT Security Corp.,144A,4.125%,
8/1/29
226,000 215,811
Albion Financing 1 Sarl
/ Aggreko Holdings,
Inc.,144A,7.00%, 5/21/30
330,000 335,501
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,9.75%, 7/15/27
167,000 168,484
144A,6.00%, 6/1/29 (a)
213,000 201,813
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
309,000 296,032
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
93,000 91,828
144A,4.75%, 4/1/28
114,000 109,282
144A,5.375%, 3/1/29
155,000 146,288
144A,8.25%, 1/15/30 (a)
150,000 152,689
Belron UK Finance
PLC,144A,5.75%, 10/15/29
256,000 257,119
Block, Inc.,2.75%, 6/1/26
232,000 226,375
Brink's Co.
144A,4.625%, 10/15/27
147,000 145,124
144A,6.50%, 6/15/29
100,000 102,102
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28 (a)
274,000 261,129
144A,4.875%, 7/1/29
199,000 184,228
EquipmentShare.com,
Inc.,144A,9.00%, 5/15/28
255,000 265,043
Garda World Security Corp.
144A,4.625%, 2/15/27
136,000 134,342
144A,7.75%, 2/15/28
95,000 98,253
144A,6.00%, 6/1/29
115,000 109,478
GEO Group, Inc.,8.625%,
4/15/29
153,000 161,614
Herc Holdings, Inc.
144A,5.50%, 7/15/27
279,000 277,144
144A,6.625%, 6/15/29
179,000 181,447
Hertz Corp.
144A,4.625%, 12/1/26
109,000 96,357
144A,12.625%, 7/15/29
290,000 295,572
144A,5.00%, 12/1/29 (a)
239,000 162,688
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
144A,5.75%, 4/15/26
199,000 199,695

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,3.375%, 8/31/27
233,000 223,891
144A,6.25%, 1/15/28
293,000 292,949
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
235,000 235,820
144A,10.875%, 8/1/29
116,000 112,848
Service Corp. International
4.625%, 12/15/27
130,000 128,113
5.125%, 6/1/29
181,000 179,234
Sotheby's,144A,7.375%, 10/15/27
179,000 177,158
United Rentals North America,
Inc.
5.50%, 5/15/27
109,000 109,120
3.875%, 11/15/27
171,000 167,253
4.875%, 1/15/28
387,000 383,135
5.25%, 1/15/30
184,000 182,994
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
104,000 101,537
144A,6.625%, 6/15/29
116,000 118,390
144A,6.625%, 4/15/30
112,000 114,882
(Cost $7,333,622)
7,402,762
Cosmetics/Personal Care
— 0.2%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
178,000 175,135
144A,4.125%, 4/1/29
108,000 101,138
Prestige Brands,
Inc.,144A,5.125%, 1/15/28
95,000 94,610
(Cost $366,821)
370,883
Food — 2.4%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,3.25%, 3/15/26
188,000 185,152
144A,4.625%, 1/15/27
315,000 312,132
144A,5.875%, 2/15/28
188,000 187,971
144A,6.50%, 2/15/28
171,000 174,585
144A,3.50%, 3/15/29
320,000 300,980
144A,4.875%, 2/15/30
222,000 216,179
B&G Foods, Inc.
5.25%, 9/15/27
133,000 116,770
144A,8.00%, 9/15/28
190,000 179,302
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
257,000 268,243
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
163,000 161,113
144A,4.125%, 1/31/30
210,000 198,271
Performance Food Group, Inc.
144A,5.50%, 10/15/27
242,000 241,213
144A,4.25%, 8/1/29
243,000 231,958
Principal
Amount $ Value $
Post Holdings, Inc.
144A,5.50%, 12/15/29 (a)
285,000 281,769
144A,4.625%, 4/15/30
310,000 293,693
US Foods, Inc.
144A,6.875%, 9/15/28
123,000 126,626
144A,4.75%, 2/15/29
203,000 198,670
(Cost $3,659,545)
3,674,627
Healthcare-Products — 2.1%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
360,000 351,087
144A,3.875%, 11/1/29
179,000 167,090
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
372,000 385,061
Hologic, Inc.
144A,4.625%, 2/1/28
107,000 105,777
144A,3.25%, 2/15/29
193,000 184,542
Medline Borrower LP
144A,3.875%, 4/1/29
1,066,000 1,005,485
144A,5.25%, 10/1/29
595,000 581,925
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
335,000 341,303
Teleflex, Inc.
4.625%, 11/15/27
81,000 79,808
144A,4.25%, 6/1/28
149,000 144,005
(Cost $3,295,950)
3,346,083
Healthcare-Services — 3.6%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
107,000 105,611
144A,5.00%, 4/15/29
115,000 110,176
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
123,000 118,219
144A,3.75%, 3/15/29
111,000 103,126
CHS/Community Health
Systems, Inc.
144A,5.625%, 3/15/27
416,000 410,172
144A,6.00%, 1/15/29
158,000 151,929
144A,6.875%, 4/15/29
297,000 248,486
144A,6.125%, 4/1/30
281,000 217,345
144A,5.25%, 5/15/30
350,000 315,490
Encompass Health Corp.
4.50%, 2/1/28
186,000 183,324
4.75%, 2/1/30
172,000 167,823
IQVIA, Inc.
144A,5.00%, 10/15/26
235,000 234,402
144A,5.00%, 5/15/27
274,000 272,511
144A,6.50%, 5/15/30
96,000 98,122
LifePoint Health,
Inc.,144A,5.375%, 1/15/29
109,000 103,111
Molina Healthcare,
Inc.,144A,4.375%, 6/15/28
189,000 183,451

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29 (a)
361,000 366,998
Tenet Healthcare Corp.
6.25%, 2/1/27
364,000 364,486
5.125%, 11/1/27
349,000 347,048
4.625%, 6/15/28
139,000 136,387
6.125%, 10/1/28
502,000 503,066
4.25%, 6/1/29
396,000 380,532
4.375%, 1/15/30
340,000 325,229
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
233,000 237,110
(Cost $5,574,209)
5,684,154
Pharmaceuticals — 2.9%
AdaptHealth LLC
144A,4.625%, 8/1/29
111,000 102,616
144A,5.125%, 3/1/30
133,000 123,026
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26 (a)
114,000 112,407
144A,8.50%, 1/31/27
143,000 134,893
Bausch Health Cos., Inc.
144A,5.00%, 1/30/28
102,000 80,855
144A,4.875%, 6/1/28
375,000 306,403
144A,11.00%, 9/30/28
399,000 383,160
144A,5.00%, 2/15/29
115,000 73,590
144A,6.25%, 2/15/29 (a)
195,000 127,490
144A,5.25%, 1/30/30
190,000 108,003
Cheplapharm Arzneimittel
GmbH,144A,5.50%, 1/15/28
116,000 110,608
Grifols SA,144A,4.75%, 10/15/28
147,000 139,936
HLF Financing Sarl LLC /
Herbalife International,
Inc,144A,12.25%, 4/15/29
186,000 202,149
HLF Financing Sarl LLC /
Herbalife International,
Inc.,144A,4.875%, 6/1/29
131,000 107,934
Jazz Securities
DAC,144A,4.375%, 1/15/29
380,000 364,614
Organon & Co. / Organon
Foreign Debt Co.-Issuer
BV,144A,4.125%, 4/30/28
482,000 453,109
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)
112,000 91,653
144A,6.625%, 4/1/30 (a)
133,000 112,761
144A,10.00%, 4/15/30
220,000 230,061
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/1/26
839,000 820,952
6.75%, 3/1/28
293,000 303,183
(Cost $4,283,262)
4,489,403
Principal
Amount $ Value $
Diversified — 0.1%
Holding Companies-Diversified
— 0.1%
Benteler International
AG,144A,10.50%, 5/15/28
(Cost $132,512)
130,000 136,707
Energy — 9.9%
Oil & Gas — 5.0%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
242,000 248,167
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,8.25%, 12/31/28
138,000 140,183
144A,5.875%, 6/30/29
110,000 109,680
Azule Energy Finance
PLC,144A,8.125%, 1/23/30
274,000 267,676
Baytex Energy
Corp.,144A,8.50%, 4/30/30
185,000 179,434
California Resources
Corp.,144A,8.25%, 6/15/29
218,000 218,602
Civitas Resources, Inc.
144A,5.00%, 10/15/26
111,000 109,069
144A,8.375%, 7/1/28
295,000 297,583
CNX Resources
Corp.,144A,6.00%, 1/15/29
115,000 114,242
Comstock Resources, Inc.
144A,6.75%, 3/1/29
289,000 285,102
144A,6.75%, 3/1/29
95,000 93,367
144A,5.875%, 1/15/30
224,000 212,026
Crescent Energy Finance
LLC,144A,9.25%, 2/15/28
238,000 245,947
CVR Energy, Inc.
144A,5.75%, 2/15/28
93,000 88,615
144A,8.50%, 1/15/29
145,000 141,676
Encino Acquisition Partners
Holdings LLC,144A,8.50%,
5/1/28
172,000 176,536
Energean PLC,144A,6.50%,
4/30/27
104,000 102,076
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
152,000 150,265
144A,5.75%, 2/1/29
159,000 152,030
144A,6.00%, 4/15/30
100,000 94,961
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
174,000 174,896
Kosmos Energy Ltd.,144A,7.50%,
3/1/28
95,000 77,411
Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25
49,494 49,472
144A,REGS, 6.50%, 6/30/27
138,000 136,707

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Matador Resources
Co.,144A,6.875%, 4/15/28
138,000 140,002
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
118,000 122,408
Noble Finance II
LLC,144A,8.00%, 4/15/30
320,000 319,110
Northern Oil & Gas,
Inc.,144A,8.125%, 3/1/28
154,000 154,755
Parkland Corp.
144A,5.875%, 7/15/27
117,000 116,792
144A,4.50%, 10/1/29
175,000 165,411
144A,4.625%, 5/1/30
195,000 183,352
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
212,000 197,012
144A,9.875%, 3/15/30
181,000 173,209
Permian Resources Operating
LLC,144A,5.875%, 7/1/29
162,000 160,110
Puma International Financing
SA,144A,7.75%, 4/25/29
116,000 118,058
Range Resources Corp.
8.25%, 1/15/29
100,000 102,791
144A,4.75%, 2/15/30
117,000 112,534
SM Energy Co.
6.75%, 9/15/26
85,000 84,930
6.625%, 1/15/27
104,000 104,190
6.50%, 7/15/28
93,000 92,570
144A,6.75%, 8/1/29
171,000 167,687
Sunoco LP,144A,7.00%, 5/1/29
178,000 183,818
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
137,000 137,012
144A,7.00%, 9/15/28
116,000 118,984
4.50%, 5/15/29
178,000 170,653
4.50%, 4/30/30
190,000 179,464
Talos Production,
Inc.,144A,9.00%, 2/1/29
143,000 142,161
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
167,000 157,851
Transocean, Inc.
144A,8.00%, 2/1/27
151,000 147,749
144A,8.25%, 5/15/29
214,000 193,176
(Cost $7,833,997)
7,811,512
Oil & Gas Services — 0.6%
Archrock Partners LP /
Archrock Partners Finance
Corp.,144A,6.25%, 4/1/28
182,000 181,837
USA Compression Partners LP
/ USA Compression Finance
Corp.
6.875%, 9/1/27
171,000 171,057
144A,7.125%, 3/15/29
246,000 250,080
Principal
Amount $ Value $
Weatherford International
Ltd.,144A,8.625%, 4/30/30 (a)
360,000 365,956
(Cost $955,756)
968,930
Pipelines — 4.3%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 3/1/27
134,000 133,967
144A,5.75%, 1/15/28
136,000 135,561
144A,5.375%, 6/15/29
174,000 172,338
Blue Racer Midstream LLC
/ Blue Racer Finance
Corp.,144A,7.00%, 7/15/29
116,000 119,937
Buckeye Partners LP
3.95%, 12/1/26
157,000 154,049
4.125%, 12/1/27
86,000 83,741
144A,4.50%, 3/1/28
119,000 116,341
144A,6.875%, 7/1/29
142,000 146,092
144A,6.75%, 2/1/30
136,000 140,466
Delek Logistics Partners LP
/ Delek Logistics Finance
Corp.,144A,8.625%, 3/15/29
246,000 255,012
Genesis Energy LP / Genesis
Energy Finance Corp.
7.75%, 2/1/28
157,000 158,473
8.25%, 1/15/29
140,000 144,991
8.875%, 4/15/30
110,000 115,602
Global Partners LP / GLP
Finance Corp.,7.00%, 8/1/27
91,000 91,283
Harvest Midstream I
LP,144A,7.50%, 9/1/28
186,000 189,010
Hess Midstream Operations LP
144A,5.875%, 3/1/28
180,000 181,884
144A,5.125%, 6/15/28
127,000 125,405
144A,6.50%, 6/1/29
149,000 152,206
144A,4.25%, 2/15/30
176,000 167,896
Howard Midstream Energy
Partners LLC,144A,8.875%,
7/15/28
130,000 136,061
ITT Holdings LLC,144A,6.50%,
8/1/29
287,000 268,181
New Fortress Energy,
Inc.,144A,6.50%, 9/30/26 (a)
119,000 71,516
NFE Financing LLC,144A,12.00%,
11/15/29 (a)
639,000 274,728
NGL Energy Operating LLC
/ NGL Energy Finance
Corp.,144A,8.125%, 2/15/29
204,000 199,622
NuStar Logistics LP
6.00%, 6/1/26
97,000 97,640
5.625%, 4/28/27
176,000 176,548
Rockies Express Pipeline
LLC,144A,4.95%, 7/15/29
144,000 139,182

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 3/1/27
106,000 105,928
144A,5.50%, 1/15/28
188,000 186,949
144A,7.375%, 2/15/29
163,000 165,936
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
290,000 269,751
144A,6.25%, 1/15/30
222,000 225,196
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
514,000 526,405
144A,9.50%, 2/1/29
736,000 787,351
144A,7.00%, 1/15/30
338,000 336,778
(Cost $7,152,505)
6,752,026
Financial — 13.6%
Banks — 0.3%
Banco Votorantim
SA,144A,5.875%, 4/8/28
118,000 118,723
Freedom Mortgage Corp.
144A,7.625%, 5/1/26
108,000 107,901
144A,6.625%, 1/15/27
144,000 143,756
144A,12.00%, 10/1/28
156,000 167,481
(Cost $525,611)
537,861
Diversified Financial Services
— 5.6%
AG Issuer LLC,144A,6.25%,
3/1/28
157,000 157,111
AG TTMT Escrow Issuer
LLC,144A,8.625%, 9/30/27
112,000 116,346
Ally Financial, Inc.,5.75%,
11/20/25
253,000 253,453
Aretec Group, Inc.,144A,7.50%,
4/1/29
93,000 92,997
Bread Financial Holdings,
Inc.,144A,9.75%, 3/15/29
232,000 247,574
Coinbase Global,
Inc.,144A,3.375%, 10/1/28
223,000 207,542
Credit Acceptance Corp.
144A,9.25%, 12/15/28
137,000 145,138
144A,6.625%, 3/15/30
119,000 118,758
Encore Capital Group, Inc.
144A,9.25%, 4/1/29
118,000 125,965
144A,8.50%, 5/15/30
118,000 125,192
Enova International, Inc.
144A,11.25%, 12/15/28
91,000 97,721
144A,9.125%, 8/1/29
110,000 113,096
Freedom Mortgage Holdings
LLC,144A,9.25%, 2/1/29
261,000 269,310
GGAM Finance Ltd.
144A,8.00%, 2/15/27
165,000 169,917
144A,8.00%, 6/15/28
149,000 156,620
144A,6.875%, 4/15/29
130,000 132,755
144A,5.875%, 3/15/30
94,000 93,765
Principal
Amount $ Value $
goeasy Ltd.
144A,9.25%, 12/1/28
128,000 134,552
144A,7.625%, 7/1/29
150,000 151,640
144A,6.875%, 5/15/30
68,000 67,212
Jane Street Group / JSG
Finance, Inc.,144A,4.50%,
11/15/29
170,000 163,879
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.,144A,5.00%,
8/15/28
230,000 218,105
Jefferson Capital Holdings LLC
144A,9.50%, 2/15/29
94,000 99,879
144A,8.25%, 5/15/30
118,000 120,875
LD Holdings Group
LLC,144A,6.125%, 4/1/28
116,000 94,874
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28
215,000 209,217
144A,5.625%, 1/15/30
110,000 99,521
Nationstar Mortgage Holdings,
Inc.
144A,5.00%, 2/1/26
129,000 128,632
144A,6.00%, 1/15/27
97,000 97,082
144A,5.50%, 8/15/28
194,000 193,723
144A,6.50%, 8/1/29
175,000 178,369
Navient Corp.
6.75%, 6/25/25
152,000 152,036
6.75%, 6/15/26
154,000 156,040
5.00%, 3/15/27
124,000 122,817
4.875%, 3/15/28
113,000 110,309
5.50%, 3/15/29
167,000 160,801
OneMain Finance Corp.
7.125%, 3/15/26
303,000 307,314
3.50%, 1/15/27
174,000 168,703
6.625%, 1/15/28
174,000 177,344
3.875%, 9/15/28
128,000 120,114
9.00%, 1/15/29
163,000 170,944
6.625%, 5/15/29
219,000 221,715
5.375%, 11/15/29
182,000 176,485
7.875%, 3/15/30
162,000 169,391
Osaic Holdings,
Inc.,144A,10.75%, 8/1/27
83,000 83,536
PennyMac Financial Services,
Inc.
144A,4.25%, 2/15/29
135,000 128,263
144A,7.875%, 12/15/29
188,000 198,134
PHH Escrow Issuer LLC/PHH
Corp.,144A,9.875%, 11/1/29
113,000 111,063
PRA Group, Inc.,144A,8.875%,
1/31/30
124,000 127,260
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26
267,000 258,740
144A,3.625%, 3/1/29
174,000 162,448

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
SLM Corp.
3.125%, 11/2/26
109,000 106,472
6.50%, 1/31/30
117,000 120,722
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25
202,000 201,963
144A,5.75%, 6/15/27
172,000 169,650
144A,5.50%, 4/15/29
145,000 138,929
UWM Holdings
LLC,144A,6.625%, 2/1/30
175,000 171,716
(Cost $8,677,043)
8,773,729
Insurance — 1.6%
Acrisure LLC / Acrisure Finance,
Inc.
144A,8.25%, 2/1/29
220,000 227,682
144A,4.25%, 2/15/29
162,000 155,379
144A,8.50%, 6/15/29
118,000 123,422
144A,6.00%, 8/1/29
120,000 116,256
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,4.25%, 10/15/27
151,000 146,845
144A,6.75%, 10/15/27
323,000 323,120
144A,6.75%, 4/15/28
280,000 284,096
144A,5.875%, 11/1/29
123,000 120,916
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
174,000 176,546
AssuredPartners,
Inc.,144A,5.625%, 1/15/29
166,000 166,569
FWD Group Holdings
Ltd.,144A,8.40%, 4/5/29 (a)
209,000 216,891
HUB International
Ltd.,144A,5.625%, 12/1/29
118,000 117,121
Jones Deslauriers
Insurance Management,
Inc.,144A,8.50%, 3/15/30
163,000 171,282
Ryan Specialty LLC,144A,4.375%,
2/1/30
93,000 88,564
(Cost $2,395,859)
2,434,689
Investment Companies — 0.2%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
9.75%, 1/15/29
171,000 165,909
144A,10.00%, 11/15/29
111,000 108,341
(Cost $287,320)
274,250
Real Estate — 0.8%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30 (a)
145,000 132,588
Anywhere Real Estate Group
LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29 (a)
140,000 115,326
144A,5.25%, 4/15/30
100,000 77,763
Principal
Amount $ Value $
Cushman & Wakefield US
Borrower LLC,144A,6.75%,
5/15/28
150,000 150,744
Howard Hughes Corp.
144A,5.375%, 8/1/28
188,000 185,009
144A,4.125%, 2/1/29
150,000 141,133
Hunt Cos., Inc.,144A,5.25%,
4/15/29
148,000 142,982
Kennedy-Wilson, Inc.
4.75%, 3/1/29
140,000 128,812
4.75%, 2/1/30 (a)
141,000 125,268
(Cost $1,173,724)
1,199,625
Real Estate Investment Trusts
— 4.5%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
116,000 108,404
Brandywine Operating
Partnership LP
3.95%, 11/15/27
107,000 102,208
8.875%, 4/12/29
93,000 99,124
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26
173,000 171,499
144A,4.50%, 4/1/27
85,000 82,615
Diversified Healthcare
Trust,4.75%, 2/15/28 (a)
117,000 107,783
Global Net Lease,
Inc.,144A,4.50%, 9/30/28
126,000 120,932
Global Net Lease, Inc. /
Global Net Lease Operating
Partnership LP,144A,3.75%,
12/15/27
126,000 119,705
Hudson Pacific Properties LP
3.95%, 11/1/27
91,000 79,703
4.65%, 4/1/29 (a)
117,000 84,790
3.25%, 1/15/30
93,000 62,887
Iron Mountain, Inc.
144A,4.875%, 9/15/27
232,000 229,396
144A,5.25%, 3/15/28
163,000 161,314
144A,5.00%, 7/15/28
136,000 134,033
144A,7.00%, 2/15/29
262,000 270,863
144A,4.875%, 9/15/29
232,000 225,332
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
139,000 136,076
144A,4.75%, 6/15/29
155,000 150,249
MPT Operating Partnership LP /
MPT Finance Corp.
5.00%, 10/15/27 (a)
320,000 279,936
4.625%, 8/1/29
209,000 158,599

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
199,000 196,236
144A,4.875%, 5/15/29
153,000 144,836
144A,7.00%, 2/1/30
128,000 129,036
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
162,000 160,181
144A,7.25%, 7/15/28
131,000 135,153
144A,4.50%, 2/15/29
140,000 135,270
Rithm Capital Corp.,144A,8.00%,
4/1/29
190,000 190,666
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
89,000 87,647
144A,4.00%, 9/15/29
131,000 119,891
SBA Communications Corp.
3.875%, 2/15/27
381,000 373,832
3.125%, 2/1/29 (a)
342,000 318,437
Service Properties Trust
4.75%, 10/1/26
103,000 101,451
4.95%, 2/15/27
96,000 92,687
5.50%, 12/15/27
103,000 99,481
3.95%, 1/15/28
97,000 86,740
8.375%, 6/15/29
164,000 166,271
4.95%, 10/1/29
97,000 81,124
4.375%, 2/15/30 (a)
91,000 73,460
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26
91,000 88,920
144A,4.375%, 1/15/27
102,000 100,255
144A,7.25%, 4/1/29
140,000 145,715
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
157,000 143,177
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC
144A,10.50%, 2/15/28
624,000 662,378
144A,4.75%, 4/15/28
147,000 143,081
144A,6.50%, 2/15/29 (a)
260,000 245,376
(Cost $6,986,568)
7,106,749
REITS — 0.2%
Blackstone Mortgage Trust,
Inc.,144A,7.75%, 12/1/29
107,000 112,732
Office Properties Income
Trust,144A,9.00%, 9/30/29 (a)
135,000 99,900
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
103,000 102,512
Starwood Property Trust,
Inc.,144A,6.00%, 4/15/30
80,000 79,825
(Cost $408,199)
394,969
Principal
Amount $ Value $
Venture Capital — 0.4%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
6.25%, 5/15/26
148,000 146,727
5.25%, 5/15/27
350,000 333,331
4.375%, 2/1/29
165,000 134,923
(Cost $633,701)
614,981
Industrial — 8.2%
Aerospace/Defense — 1.6%
Bombardier, Inc.
144A,7.875%, 4/15/27
121,000 121,632
144A,6.00%, 2/15/28
171,000 170,995
144A,7.50%, 2/1/29
192,000 198,870
Spirit AeroSystems, Inc.
4.60%, 6/15/28
172,000 167,836
144A,9.375%, 11/30/29
180,000 191,889
TransDigm, Inc.
144A,6.75%, 8/15/28
491,000 500,134
4.625%, 1/15/29
294,000 284,955
144A,6.375%, 3/1/29
641,000 652,248
4.875%, 5/1/29
173,000 167,623
(Cost $2,412,344)
2,456,182
Building Materials — 0.8%
Builders FirstSource,
Inc.,144A,5.00%, 3/1/30
131,000 126,959
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28
170,000 150,601
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29
115,000 102,287
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30 (a)
110,000 101,688
Smyrna Ready Mix Concrete
LLC,144A,6.00%, 11/1/28
264,000 260,352
Standard Industries, Inc.
144A,5.00%, 2/15/27
197,000 195,781
144A,4.75%, 1/15/28
268,000 263,328
(Cost $1,224,127)
1,200,996
Electrical Components &
Equipment — 0.6%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
141,000 136,099
144A,4.375%, 3/31/29
184,000 173,048
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
335,000 339,169
144A,6.375%, 3/15/29
199,000 203,379
(Cost $844,157)
851,695
Electronics — 0.5%
Imola Merger Corp.,144A,4.75%,
5/15/29
464,000 444,890
Sensata Technologies
BV,144A,4.00%, 4/15/29 (a)
219,000 205,795

DBX ETF Trust | 13
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Sensata Technologies,
Inc.,144A,4.375%, 2/15/30
120,000 112,956
(Cost $763,045)
763,641
Engineering & Construction
— 0.4%
Arcosa, Inc.,144A,4.375%,
4/15/29
85,000 81,085
Fluor Corp.,4.25%, 9/15/28
124,000 120,965
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
191,000 195,015
IHS Holding Ltd.
144A,6.25%, 11/29/28
112,000 108,313
144A,7.875%, 5/29/30
135,000 133,750
(Cost $629,360)
639,128
Environmental Control — 0.5%
GFL Environmental, Inc.
144A,4.00%, 8/1/28
133,000 127,959
144A,4.75%, 6/15/29
184,000 179,630
144A,4.375%, 8/15/29
136,000 130,715
Madison IAQ LLC
144A,4.125%, 6/30/28
159,000 153,142
144A,5.875%, 6/30/29
245,000 237,198
(Cost $813,134)
828,644
Machinery-Construction &
Mining — 0.1%
Terex Corp.,144A,5.00%, 5/15/29
(Cost $141,866)
147,000 141,745
Machinery-Diversified — 0.6%
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
232,000 237,396
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
119,000 122,075
SPX FLOW, Inc.,144A,8.75%,
4/1/30
110,000 113,317
TK Elevator Holdco
GmbH,144A,7.625%, 7/15/28
120,000 120,259
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
396,000 392,498
(Cost $980,053)
985,545
Miscellaneous Manufacturing
— 0.3%
Axon Enterprise,
Inc.,144A,6.125%, 3/15/30
232,000 237,197
Hillenbrand, Inc.,6.25%, 2/15/29
125,000 125,588
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
125,000 129,974
(Cost $488,037)
492,759
Principal
Amount $ Value $
Packaging & Containers
— 2.4%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
117,000 117,368
144A,3.25%, 9/1/28 (a)
131,000 120,576
144A,4.00%, 9/1/29 (a)
264,000 234,496
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26 (a)
274,000 249,340
144A,5.25%, 8/15/27 (a)
234,000 106,684
144A,5.25%, 8/15/27 (a)
186,000 84,800
Ball Corp.
6.875%, 3/15/28
170,000 174,217
6.00%, 6/15/29
228,000 232,800
Canpack SA / Canpack US
LLC,144A,3.875%, 11/15/29
187,000 171,918
Clydesdale Acquisition Holdings,
Inc.,144A,6.875%, 1/15/30
113,000 114,729
Crown Americas LLC,5.25%,
4/1/30
132,000 131,602
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
127,000 120,573
144A,3.75%, 2/1/30
78,000 71,974
LABL, Inc.
144A,5.875%, 11/1/28
124,000 105,941
144A,8.25%, 11/1/29 (a)
102,000 82,556
Mauser Packaging Solutions
Holding Co.
144A,7.875%, 4/15/27
626,000 632,721
144A,9.25%, 4/15/27
340,000 335,216
OI European Group
BV,144A,4.75%, 2/15/30
93,000 87,645
Owens-Brockway Glass
Container, Inc.,144A,6.625%,
5/13/27
142,000 142,167
Sealed Air Corp.
144A,4.00%, 12/1/27
105,000 101,912
144A,6.125%, 2/1/28
200,000 202,362
144A,5.00%, 4/15/29
75,000 73,691
Silgan Holdings, Inc.,4.125%,
2/1/28
129,000 125,388
(Cost $3,949,002)
3,820,676
Transportation — 0.2%
Brightline East LLC,144A,11.00%,
1/31/30 (a)
264,000 190,321
Seaspan Corp.,144A,5.50%,
8/1/29
174,000 160,595
(Cost $419,739)
350,916

14 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Trucking & Leasing — 0.2%
Fortress Transportation and
Infrastructure Investors
LLC,144A,5.50%, 5/1/28
(Cost $231,896)
242,000 240,159
Technology — 4.8%
Computers — 1.1%
CA Magnum
Holdings,144A,5.375%,
10/31/26
234,000 231,662
McAfee Corp.,144A,7.375%,
2/15/30 (a)
479,000 443,445
NCR Atleos Corp.,144A,9.50%,
4/1/29
313,000 342,092
NCR Voyix Corp.
144A,5.00%, 10/1/28
165,000 162,873
144A,5.125%, 4/15/29
95,000 92,680
Seagate HDD Cayman
4.091%, 6/1/29
142,000 135,935
8.25%, 12/15/29
108,000 115,197
Western Digital Corp.,4.75%,
2/15/26
114,000 113,702
(Cost $1,633,328)
1,637,586
Office/Business Equipment
— 0.1%
Xerox Holdings Corp.
144A,5.50%, 8/15/28
176,000 123,651
144A,8.875%, 11/30/29
116,000 78,292
(Cost $258,473)
201,943
Semiconductors — 0.5%
ams-OSRAM AG,144A,12.25%,
3/30/29
94,000 98,153
Entegris, Inc.
144A,4.375%, 4/15/28
95,000 91,802
144A,4.75%, 4/15/29
351,000 341,049
144A,3.625%, 5/1/29
93,000 86,811
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
162,000 154,863
(Cost $757,024)
772,678
Software — 3.1%
AthenaHealth Group,
Inc.,144A,6.50%, 2/15/30 (a)
535,000 515,939
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
180,000 161,433
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
174,000 154,299
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
933,000 932,729
144A,9.00%, 9/30/29
911,000 933,164
Fair Isaac Corp.
144A,5.25%, 5/15/26
80,000 79,924
Principal
Amount $ Value $
144A,4.00%, 6/15/28
243,000 234,111
Helios Software Holdings, Inc.
/ ION Corporate Solutions
Finance SARL,144A,8.75%,
5/1/29
152,000 154,474
Open Text Corp.
144A,3.875%, 2/15/28
211,000 202,303
144A,3.875%, 12/1/29
197,000 183,557
Open Text Holdings,
Inc.,144A,4.125%, 2/15/30
197,000 184,120
ROBLOX Corp.,144A,3.875%,
5/1/30
236,000 219,723
Rocket Software, Inc.
144A,9.00%, 11/28/28
190,000 196,222
144A,6.50%, 2/15/29
143,000 138,980
SS&C Technologies,
Inc.,144A,5.50%, 9/30/27
464,000 463,773
Twilio, Inc.,3.625%, 3/15/29
104,000 97,980
West Technology Group
LLC,144A,8.50%, 4/10/27
108,000 32,400
(Cost $4,909,969)
4,885,131
Utilities — 2.8%
Electric — 2.4%
Calpine Corp.
144A,4.50%, 2/15/28
294,000 288,541
144A,5.125%, 3/15/28
325,000 322,378
144A,4.625%, 2/1/29
151,000 147,258
Clearway Energy Operating
LLC,144A,4.75%, 3/15/28
211,000 206,309
Continuum Energy Aura Pte
Ltd.,144A,9.50%, 2/24/27
91,000 93,410
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30
119,000 120,701
NRG Energy, Inc.
5.75%, 1/15/28
150,000 150,630
144A,3.375%, 2/15/29
146,000 136,501
144A,5.25%, 6/15/29
160,000 158,216
144A,5.75%, 7/15/29
185,000 183,932
PG&E Corp.,5.00%, 7/1/28
262,000 255,799
Pike Corp.,144A,5.50%, 9/1/28
169,000 167,774
TransAlta Corp.,7.75%, 11/15/29
123,000 128,233
Vistra Operations Co. LLC
144A,5.50%, 9/1/26
224,000 224,344
144A,5.625%, 2/15/27
235,000 234,991
144A,5.00%, 7/31/27
331,000 330,242
144A,4.375%, 5/1/29 (a)
294,000 284,400
XPLR Infrastructure Operating
Partners LP
144A,3.875%, 10/15/26 (a)
114,000 110,831
144A,4.50%, 9/15/27
122,000 118,097
144A,7.25%, 1/15/29 (a)
166,000 166,946
(Cost $3,777,604)
3,829,533

DBX ETF Trust | 15
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
HiddenRow
Principal
Amount $ Value $
Gas — 0.4%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.875%, 8/20/26
304,000 308,147
5.75%, 5/20/27
111,000 108,696
144A,9.375%, 6/1/28
128,000 129,354
(Cost $541,937)
546,197
TOTAL CORPORATE BONDS
(Cost $153,395,688)
153,488,819
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 7.3%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.22%
(b)(c)
(Cost $11,400,336)
11,400,336 11,400,336
CASH EQUIVALENTS — 1.4%
DWS Government Money Market
Series "Institutional Shares",
4.26% (b)
(Cost $2,198,535)
2,198,535 2,198,535
TOTAL INVESTMENTS
— 106.6%
(Cost $166,994,559)
167,087,690
Other assets and liabilities,
net — (6.6%)
(10,368,840)
NET ASSETS — 100.0%
156,718,850
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 7.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (b)(c)
4,160,683 7,239,653 (d) — — — 80,918 — 11,400,336 11,400,336
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series "Institutional Shares", 4.26% (b)
1,306,482 20,310,536 (19,418,483) — — 53,863 — 2,198,535 2,198,535
5,467,165 27,550,189 (19,418,483) — — 134,781 — 13,598,871 13,598,871
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $11,145,525, which is 7.1% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

16 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SHYL-PH3
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 153,488,819 $ — $ 153,488,819
Short-Term Investments (a)
13,598,871 — — 13,598,871
TOTAL
$ 13,598,871 $ 153,488,819 $ — $ 167,087,690
(a)
See Schedule of Investments for additional detailed categorizations.